Guarantor Non-Guarantor Subsidiary Financial Information Level 4 (Details) - Consolidating Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net cash provided by (used in) operating activities	$ 213	$ (50)	$ 80
Cash flows provided by (used in) investing activities
Capital expenditures	(175)	(183)	(144)
Payments to Acquire Businesses, Net of Cash Acquired	(7)	(64)	0
Capitalized interest	(4)	0	(1)
Proceeds from the sale of (purchases of) debt securities, net	6	(1)	(3)
Change in restricted cash	8	(3)	4
Cash outflow from affiliated loan receivable	0	(50)	0
Cash inflow from repayment of affiliated loan	0	50	0
Funds remitted to unconsolidated affiliates	0	(2)	(13)
Proceeds from sale of assets	17	20	7
Capital contribution to subsidiary	0	0	0
Return of capital from subsidiary			0
Return of capital from subsidiary from sales of accounts receivable	0	0	0
Net cash (used in) provided by investing activities	(155)	(233)	(150)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	(3)	21	15
Borrowings of long-term debt	523	391	1,135
Repayments of long-term debt	(485)	(343)	(1,058)
Repayment of advance from affiliates			0
Net Intercompany Loan Borrowings (Repayments)	0	0	0
Long Term Debt and Credit Facility Financing Fees			(40)
Capital contribution from parent	0	0	0
Long-term debt and credit facility financing fees	(11)	0	(40)
Common stock dividends paid	0	0
Return of capital to parent			0
Return of capital to parent from sales of accounts receivable	0	0	0
Net cash used in financing activities	24	69	52
Effect of exchange rates on cash and cash equivalents	(10)	(9)	(4)
Decrease in cash and cash equivalents	72	(223)	(22)
Cash and cash equivalents (unrestricted) at beginning of period	156	379	401
Cash and cash equivalents (unrestricted) at end of period	228	156	379
Momentive Specialty Chemicals Inc. [Member]
Net cash provided by (used in) operating activities	(295)	(426)	(173)
Cash flows provided by (used in) investing activities
Capital expenditures	(91)	(89)	(75)
Payments to Acquire Businesses, Net of Cash Acquired	0	(52)
Capitalized interest	(3)		0
Proceeds from the sale of (purchases of) debt securities, net	0	0	0
Change in restricted cash	0	0	0
Cash outflow from affiliated loan receivable		0
Cash inflow from repayment of affiliated loan		0
Funds remitted to unconsolidated affiliates		0	0
Proceeds from sale of assets	0	20	0
Capital contribution to subsidiary	(25)	(30)	(31)
Return of capital from subsidiary			48
Return of capital from subsidiary from sales of accounts receivable	278	350	214
Net cash (used in) provided by investing activities	159	199	156
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	7	0
Borrowings of long-term debt	500	295	1,109
Repayments of long-term debt	(445)	(256)	(665)
Repayment of advance from affiliates			0
Net Intercompany Loan Borrowings (Repayments)	(131)	(34)	(493)
Long Term Debt and Credit Facility Financing Fees			(40)
Capital contribution from parent	0	0	0
Long-term debt and credit facility financing fees	(11)
Common stock dividends paid	0	0
Return of capital to parent			0
Return of capital to parent from sales of accounts receivable	0	0	0
Net cash used in financing activities	175	80	(89)
Effect of exchange rates on cash and cash equivalents	0	0	0
Decrease in cash and cash equivalents	39	(147)	(106)
Cash and cash equivalents (unrestricted) at beginning of period	23	170	276
Cash and cash equivalents (unrestricted) at end of period	62	23	170
Combined Subsidiary Guarantors [Member]
Net cash provided by (used in) operating activities	19	14	23
Cash flows provided by (used in) investing activities
Capital expenditures	0	0	0
Payments to Acquire Businesses, Net of Cash Acquired	0	0
Capitalized interest	0		0
Proceeds from the sale of (purchases of) debt securities, net	0	0	0
Change in restricted cash	0	0	0
Cash outflow from affiliated loan receivable		0
Cash inflow from repayment of affiliated loan		0
Funds remitted to unconsolidated affiliates		0	0
Proceeds from sale of assets	0	0	0
Capital contribution to subsidiary	(17)	(20)	(20)
Return of capital from subsidiary			31
Return of capital from subsidiary from sales of accounts receivable	0	0	0
Net cash (used in) provided by investing activities	(17)	(20)	11
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0
Borrowings of long-term debt	0	0	0
Repayments of long-term debt	0	0	0
Repayment of advance from affiliates			20
Net Intercompany Loan Borrowings (Repayments)	0	0	2
Long Term Debt and Credit Facility Financing Fees			0
Capital contribution from parent	17	20	(21)
Long-term debt and credit facility financing fees	0
Common stock dividends paid	(19)	(14)
Return of capital to parent			(31)
Return of capital to parent from sales of accounts receivable	0	0	0
Net cash used in financing activities	(2)	6	(34)
Effect of exchange rates on cash and cash equivalents	0	0	0
Decrease in cash and cash equivalents	0	0	0
Cash and cash equivalents (unrestricted) at beginning of period	0	0	0
Cash and cash equivalents (unrestricted) at end of period	0	0	0
Combined Non-Guarantor Subsidiaries [Member]
Net cash provided by (used in) operating activities	508	376	251
Cash flows provided by (used in) investing activities
Capital expenditures	(84)	(94)	(69)
Payments to Acquire Businesses, Net of Cash Acquired	(7)	(12)
Capitalized interest	(1)		(1)
Proceeds from the sale of (purchases of) debt securities, net	6	(1)	(3)
Change in restricted cash	8	(3)	4
Cash outflow from affiliated loan receivable		(50)
Cash inflow from repayment of affiliated loan		50
Funds remitted to unconsolidated affiliates		(2)	(13)
Proceeds from sale of assets	17	0	7
Capital contribution to subsidiary	0	0	0
Return of capital from subsidiary			0
Return of capital from subsidiary from sales of accounts receivable	0	0	0
Net cash (used in) provided by investing activities	(61)	(112)	(75)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	(3)	14	15
Borrowings of long-term debt	23	96	26
Repayments of long-term debt	(40)	(87)	(393)
Repayment of advance from affiliates			31
Net Intercompany Loan Borrowings (Repayments)	131	34	(495)
Long Term Debt and Credit Facility Financing Fees			0
Capital contribution from parent	25	30	0
Long-term debt and credit facility financing fees	0
Common stock dividends paid	0	0
Return of capital to parent			(48)
Return of capital to parent from sales of accounts receivable	(278)	(350)	(214)
Net cash used in financing activities	(404)	(331)	(88)
Effect of exchange rates on cash and cash equivalents	(10)	(9)	(4)
Decrease in cash and cash equivalents	33	(76)	84
Cash and cash equivalents (unrestricted) at beginning of period	133	209	125
Cash and cash equivalents (unrestricted) at end of period	166	133	209
Eliminations [Member]
Net cash provided by (used in) operating activities	(19)	(14)	(21)
Cash flows provided by (used in) investing activities
Capital expenditures	0	0	0
Payments to Acquire Businesses, Net of Cash Acquired	0	0
Capitalized interest	0		0
Proceeds from the sale of (purchases of) debt securities, net	0	0	0
Change in restricted cash	0	0	0
Cash outflow from affiliated loan receivable		0
Cash inflow from repayment of affiliated loan		0
Funds remitted to unconsolidated affiliates		0	0
Proceeds from sale of assets	0	0	0
Capital contribution to subsidiary	42	50	51
Return of capital from subsidiary			(79)
Return of capital from subsidiary from sales of accounts receivable	(278)	(350)	(214)
Net cash (used in) provided by investing activities	(236)	(300)	(242)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0
Borrowings of long-term debt	$ 0	0	0
Repayments of long-term debt		0	0
Repayment of advance from affiliates			(51)
Net Intercompany Loan Borrowings (Repayments)	$ 0	0	0
Long Term Debt and Credit Facility Financing Fees			0
Capital contribution from parent	(42)	(50)	21
Long-term debt and credit facility financing fees	0
Common stock dividends paid	19	14
Return of capital to parent			79
Return of capital to parent from sales of accounts receivable	278	350	214
Net cash used in financing activities	255	314	263
Effect of exchange rates on cash and cash equivalents	0	0	0
Decrease in cash and cash equivalents	0	0	0
Cash and cash equivalents (unrestricted) at beginning of period	0	0	0
Cash and cash equivalents (unrestricted) at end of period	$ 0	$ 0	$ 0